Shareholders' Loans, Loans Payable and Debt Conversion (Details) - Warrant [Member] - $ / shares	Feb. 29, 2016	Nov. 18, 2015
IfrsStatementLineItems [Line Items]
Market value on valuation date	$ 8.10	$ 6.60
Contractual exercise rate	$ 3.50	$ 10.00
Term	3 years	1 year 9 months 14 days
Expected market volatility	169.73%	183.30%
Risk free rate using zero coupon US Treasury Security rate	0.91%	0.90%